Nature of Business (Details) - MW			12 Months Ended
		Jul. 29, 2014	Dec. 31, 2016	Aug. 31, 2016	Nov. 02, 2015	Jun. 30, 2015
Nature of Business
Power Generation Capacity, Megawatts	[1],[2]		4,997
Megawatts Thermal Equivalent, Available Under right-to-use Provisions			134
Power Generation Capacity, Megawatts, including portion attributable to noncontrolling interest	[1],[2]		5,003
Conventional Generation [Member]
Nature of Business
Power Generation Capacity, Megawatts	[1]		1,945
Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts	[1]		921
Distributed Solar
Nature of Business
Power Generation Capacity, Megawatts	[1]		9
Wind Farms [Member]
Nature of Business
Power Generation Capacity, Megawatts	[1]		1,999
Thermal [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		1,442
Steam and Chilled Water Capacity, Megawatts Thermal Equivalent	[1],[3]		1,319
Thermal [Member] | Thermal [Member]
Nature of Business
Power Generation Capacity, Megawatts	[1]		20
NRG Yield LLC | NRG Yield, Inc. [Member]
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Voting Interest			44.90%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		53.30%	53.30%
NRG Yield LLC | NRG
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Voting Interest			55.10%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		46.70%	46.70%
GenConn Middletown [Member] | Conventional Generation [Member]
Nature of Business
Equity Method Investment, Ownership Percentage			50.00%
Power Generation Capacity, Megawatts	[1]		95
GenConn Devon [Member] | Conventional Generation [Member]
Nature of Business
Equity Method Investment, Ownership Percentage			50.00%
Power Generation Capacity, Megawatts	[1]		95
Marsh Landing | Conventional Generation [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		720
El Segundo [Member] | Conventional Generation [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		550
Walnut Creek [Member] | Conventional Generation [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		485
Agua Caliente [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			16.00%
Power Generation Capacity, Megawatts	[1]		46
Alpine [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		66
Avenal [Member] | Utility-Scale Solar
Nature of Business
Equity Method Investment, Ownership Percentage			50.00%			49.95%
Power Generation Capacity, Megawatts	[1]		23
Avra Valley [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		26
NRG Solar Blythe LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		21
Borrego [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		26
NRG Solar Roadrunner LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		20
CVSR [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		250
RE Kansas South [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		20
TA - High Desert LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		20
Utah Solar Portfolio [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			50.00%
Power Generation Capacity, Megawatts	[1]		265
Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			25.00%
AZ DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		5
PFMG DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership			51.00%
Power Generation Capacity, Megawatts	[1]		4
Alta I [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		150
Alta II [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		150
Alta III [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		150
Alta IV [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		102
Alta V [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		168
Alta X [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership	[3]		100.00%
Power Generation Capacity, Megawatts	[1],[3]		137
Alta XI [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership	[3]		100.00%
Power Generation Capacity, Megawatts	[1],[3]		90
South Trent | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		101
Spanish Fork [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			75.00%
Power Generation Capacity, Megawatts	[1],[4]		14
Laredo Ridge [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		80
Lookout [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			75.00%
Power Generation Capacity, Megawatts	[1],[4]		29
Odin Wind Farm [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			74.90%
Power Generation Capacity, Megawatts	[1],[4]		15
Taloga [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		130
Pinnacle [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		55
San Juan Mesa Wind Project, LLC [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			56.30%
Power Generation Capacity, Megawatts	[1],[4]		68
Sleeping Bear [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			75.00%
Power Generation Capacity, Megawatts	[1],[4]		71
Buffalo Bear [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		19
Crosswinds [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			74.30%
Power Generation Capacity, Megawatts	[1],[4]		16
Elbow Creek [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			75.00%
Power Generation Capacity, Megawatts	[1],[4]		92
Forward [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			75.00%
Power Generation Capacity, Megawatts	[1],[4]		22
Goat Wind [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			74.90%
Power Generation Capacity, Megawatts	[1],[4]		113
Elkhorn Ridge Wind, LLC [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			50.30%
Power Generation Capacity, Megawatts	[1],[4]		41
Hardin [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			74.30%
Power Generation Capacity, Megawatts	[1],[4]		11
Spring Canyon [Member] | Wind Farms [Member]
Nature of Business
Power Generation Capacity, Megawatts attributed to noncontrolling interest			6
Spring Canyon II [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			90.10%
Power Generation Capacity, Megawatts	[1],[4]		29
Spring Canyon III [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			90.10%
Power Generation Capacity, Megawatts	[1],[4]		25
Wildorado [Member] | Wind Farms [Member]
Nature of Business
Percentage of Ownership			74.90%
Power Generation Capacity, Megawatts	[1],[4]		121
NRG Energy Center Dover [Member] | Thermal [Member]
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity, Megawatts	[1]		103
CVSR [Member]
Nature of Business
Equity Method Investment, Ownership Percentage				48.95%
November 2015 Drop Down Assets [Member] | Wind Farms [Member]
Nature of Business
Power Generation Capacity, Megawatts					814
Southern California Edison [Member] | Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts	[1]		63
Pacific Gas and Electric [Member] | Desert Sunlight [Member] | Utility-Scale Solar
Nature of Business
Power Generation Capacity, Megawatts	[1]		75

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.
[3]	c) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
[4]	(b) Projects are part of tax equity arrangements.